Deferred revenue and customer advances (Details) ¥ in Millions, $ in Millions	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Deferred revenue and customer advances
Deferred revenue		¥ 7,236	¥ 5,781
Customer advances		3,479	2,578
Total		10,715	8,359
Less: current portion	$ (1,597)	(10,297)	(7,914)
Non-current portion	$ 65	¥ 418	¥ 445